Calvert
Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 19.6%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$3,033	$ 3,256,775
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	5,045	5,053,920
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	3,815	3,818,246
Avant Loans Funding Trust, Series 2020-REV1, Class C, 4.17%, 5/15/29(1)	2,000	2,011,256
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	4,490	4,579,916
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/28(1)	13,500	13,515,941
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	22,418	22,432,545
Conn's Receivables Funding, LLC:
Series 2019-B, Class B, 3.62%, 6/17/24(1)	2,054	2,062,402
Series 2020-A, Class A, 1.71%, 6/16/25(1)	599	599,700
Series 2020-A, Class C, 4.20%, 6/16/25(1)	5,818	5,844,005
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3, Class B, 4.32%, 1/15/26(1)	2,612	2,623,039
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	45	44,559
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	805	806,424
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	841	844,911
DB Master Finance, LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	7,005	7,122,676
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	5,233,499
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,999,631
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,497,459
Donlen Fleet Lease Funding 2, LLC, Series 2021-A2, Class A2, 0.56%, 12/11/34(1)	6,500	6,510,573
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	5,602	5,983,240
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	5,465	5,644,254
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	3,225	3,348,575
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	14,006	14,244,893
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	4,846	5,149,266
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,451	3,607,137
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	4,149	4,087,632
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	4,097	4,035,227
Security	Principal Amount (000's omitted)	Value
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	$5,841	$ 5,999,171
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	888	828,050
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	468	382,213
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	3,828	3,840,946
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	1,437	1,442,141
Series 2020-1A, Class B, 2.38%, 3/15/30(1)	3,250	3,281,950
Series 2020-2A, Class A, 1.02%, 9/16/30(1)	407	407,203
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	9,160	9,224,417
Series 2021-1A, Class A, 0.60%, 6/16/31(1)	2,953	2,955,668
Marlette Funding Trust, Series 2021-1A, Class B, 1.00%, 6/16/31(1)	5,100	5,112,505
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	5,864	5,815,238
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,414	3,550,933
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,140	1,196,837
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	5,764	5,681,400
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	4,404	4,402,405
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	2,775	2,754,937
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	5,699	5,715,234
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	995	1,015,522
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,800	7,031,647
OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/29(1)	5,227	5,245,329
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,179	2,186,661
Series 2021-B, Class B, 1.96%, 5/8/31(1)	2,687	2,698,176
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	4,942	4,954,418
Series 2021-2, 3.00%, 1/25/29(1)	9,280	9,357,191
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	7,870	7,875,644
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	7,284	7,339,566
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	6,929	7,248,647
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	12	12,298
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	7,760	7,764,645
ServiceMaster Funding, LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	3,136	3,259,893
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	14,035	14,842,272
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	669	668,861
Series 2020-A, Class A, 2.62%, 12/15/26(1)	1,205	1,209,186

Calvert
Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SoFi Consumer Loan Program, LLC, Series 2017-6, Class B, 3.52%, 11/25/26(1)	$3,204	$ 3,238,514
SolarCity LMC Series III, LLC, Series 2014-2, Class A, 4.02%, 7/20/44(1)	2,848	2,912,896
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	16,525	16,717,325
Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 5/15/28(1)	1,023	1,024,180
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	33,397	35,394,478
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,720	2,804,850
Sunnova Helios II Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,227	1,221,363
Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,246	1,207,861
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	9,019	9,410,717
Taco Bell Funding, LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/48(1)	9,750	9,811,367
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	11	11,115
Series 2018-B, Class B, 4.12%, 10/20/21(1)	1,000	1,002,382
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	907	910,462
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	10,740	10,885,044
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,260	2,307,728
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	1,660	1,667,622
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	1,078	1,085,287
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	1,579	1,589,709
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,713	5,918,954
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	10,007,186
VB-S1 Issuer, LLC, Series 2020-1A, Class C2, 3.031%, 6/15/50(1)	1,600	1,674,122
Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 2/20/25	5,821	5,838,104
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	7,139	7,212,846
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	717	659,035
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,414	1,010,583
Total Asset-Backed Securities (identified cost $413,751,382)		$417,782,635

Collateralized Mortgage Obligations — 5.0%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.80%, (SOFR + 1.75%), 3/25/31(1)(2)	$2,395	$ 2,429,502
Series 2021-1A, Class M1B, 2.25%, (SOFR + 2.20%), 3/25/31(1)(2)	2,360	2,440,419
Series 2021-1A, Class M1C, 3.00%, (SOFR + 2.95%), 3/25/31(1)(2)	670	703,520
Series 2021-2A, Class M1A, 1.25%, (SOFR + 1.20%), 6/25/31(1)(2)	3,041	3,051,887
Series 2021-2A, Class M1B, 1.55%, (SOFR + 1.50%), 6/25/31(1)(2)	4,750	4,753,327
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.592%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	2,144	2,192,378
Series 2018-DNA1, Class M2, 1.892%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	7,867	7,924,493
Series 2018-DNA1, Class M2AT, 1.142%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	5,140	5,125,590
Series 2019-DNA2, Class M2, 2.542%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	6,256	6,363,520
Series 2019-DNA3, Class M2, 2.142%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	6,051	6,121,220
Series 2019-DNA4, Class M2, 2.042%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	2,474	2,491,045
Series 2019-HQA1, Class M2, 2.442%, (1 mo. USD LIBOR +2.35%), 2/25/49(1)(2)	7,239	7,324,298
Series 2020-DNA2, Class M1, 0.842%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	967	969,111
Series 2020-DNA4, Class M2, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	2,366	2,396,220
Series 2020-DNA5, Class M1, 1.35%, (SOFR + 1.30%), 10/25/50(1)(2)	749	750,335
Series 2020-DNA5, Class M2, 2.85%, (SOFR + 2.80%), 10/25/50(1)(2)	1,450	1,473,266
Series 2020-DNA6, Class M2, 2.05%, (SOFR + 2.00%), 12/25/50(1)(2)	3,810	3,852,507
Series 2021-DNA3, Class M1, 0.80%, (SOFR + 0.75%), 10/25/33(1)(2)	3,625	3,634,435
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	2,111	2,126,303
Series 2014-C03, Class 1M2, 3.092%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	4,494	4,534,234
Series 2014-C04, Class 1M2, 4.992%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	5,615	5,821,674
Series 2017-C06, Class 1M2, 2.742%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,023	1,040,732
Series 2018-R07, Class 1M2, 2.492%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	3,442	3,467,872
Series 2019-R02, Class 1M2, 2.392%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	1,832	1,847,979

Calvert
Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R05, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	$313	$ 314,516
Home Re, Ltd.:
Series 2021-1, Class M1C, 2.392%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(2)	3,645	3,638,111
Series 2021-1, Class M2, 2.942%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	3,500	3,469,767
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 1.70%, (SOFR + 1.65%), 10/25/33(1)(2)	4,000	4,040,956
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 0.932%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	590	591,331
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 1.132%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	3,708	3,736,820
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336%, 8/25/21(1)	1,870	1,880,070
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	5,310	5,343,157
Total Collateralized Mortgage Obligations (identified cost $105,553,666)		$105,850,595

Commercial Mortgage-Backed Securities — 4.9%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$10,820	$ 9,755,418
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	6,285	5,526,605
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 0.993%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	4,358	4,368,601
Series 2019-XL, Class B, 1.153%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	11,284	11,315,486
Series 2020-BXLP, Class B, 1.073%, (1 mo. USD LIBOR + 1.00%), 12/15/36(1)(2)	4,852	4,858,242
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, 1.173%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(2)	1,117	1,111,692
Extended Stay America Trust:
Series 2021-ESH, Class B, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(5)	3,397	3,417,164
Series 2021-ESH, Class C, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(5)	6,149	6,189,341
Series 2021-ESH, Class D, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(5)	11,630	11,742,631
Federal National Mortgage Association, Series 2018-M4, Class A2, 3.147%, 3/25/28(4)	7,865	8,735,845
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 1.792%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	$254	$ 253,732
Series 2019-01, Class M10, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	1,975	2,007,041
Series 2020-01, Class M10, 3.842%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	3,545	3,700,512
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	1,884,866
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	1,920	564,720
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(6)	1,000	1,000,759
Series 2017-CLS, Class B, 0.923%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)(6)	3,600	3,602,878
Series 2017-CLS, Class C, 1.073%, (1 mo. USD LIBOR + 1.00%), 11/15/34(1)(2)(6)	5,755	5,759,593
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(6)	14,831	14,510,777
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	927	930,430
Series 2017-MTL6, Class F, 4.323%, (1 mo. USD LIBOR + 4.25%), 8/15/34(1)(2)	3,210	3,229,686
Total Commercial Mortgage-Backed Securities (identified cost $109,575,998)		$104,466,019

Corporate Bonds — 59.8%

Security	Principal Amount (000's omitted)	Value
Communications — 4.6%
Amazon.com, Inc., 1.00%, 5/12/26(7)	$7,760	$ 7,765,186
AT&T, Inc.:
0.69%, (SOFR + 0.64%), 3/25/24(2)	8,529	8,549,576
2.25%, 2/1/32	8,300	8,155,183
2.30%, 6/1/27	10,348	10,711,575
2.75%, 6/1/31	6,307	6,562,591
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	6,390	6,710,458
Crown Castle Towers, LLC, 3.222%, 5/15/42(1)	2,765	2,771,532
Nokia Oyj, 4.375%, 6/12/27	6,189	6,854,813
Sprint Corp., 7.25%, 9/15/21	4,985	5,069,072
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	187	188,652
T-Mobile USA, Inc.:
2.05%, 2/15/28	3,100	3,155,599
2.25%, 2/15/26	4,389	4,427,404

Calvert
Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications (continued)
T-Mobile USA, Inc.: (continued)
2.25%, 2/15/26(1)	$3,808	$ 3,841,320
2.55%, 2/15/31	5,000	5,070,000
2.625%, 4/15/26	3,554	3,642,797
Verizon Communication, Inc., 2.10%, 3/22/28	8,500	8,683,986
Ziggo B.V., 5.50%, 1/15/27(1)	4,470	4,655,728
		$ 96,815,472
Consumer, Cyclical — 5.3%
7-Eleven, Inc.:
0.625%, 2/10/23(1)	$2,720	$2,721,826
0.80%, 2/10/24(1)	4,703	4,693,136
American Airlines Pass-Through Trust:
4.40%, 9/22/23	478	468,590
5.25%, 1/15/24	2,086	2,052,880
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	5,637	5,975,220
Delta Air Lines, Inc., 3.625%, 3/15/22	3,300	3,347,082
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	8,526	9,166,242
4.75%, 10/20/28(1)	10,953	12,185,935
Ford Motor Credit Co., LLC:
1.068%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	4,509	4,503,474
1.256%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	9,356	9,322,723
2.979%, 8/3/22	11,297	11,481,932
3.087%, 1/9/23	2,516	2,569,465
3.339%, (3 mo. USD LIBOR + 3.14%), 1/7/22(2)	8,000	8,078,259
4.14%, 2/15/23	1,530	1,587,375
5.875%, 8/2/21	811	816,150
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	3,476	3,521,223
3.625%, 6/1/24	3,140	3,221,640
Meritage Homes Corp., 5.125%, 6/6/27	998	1,118,459
Nordstrom, Inc.:
2.30%, 4/8/24(1)	3,428	3,439,284
4.00%, 10/15/21	6,934	6,937,149
4.00%, 3/15/27(7)	3,500	3,636,871
Tesla, Inc., 5.30%, 8/15/25(1)	5,884	6,089,293
Toyota Motor Credit Corp., 1.15%, 8/13/27	5,950	5,879,137
		$112,813,345
Consumer, Non-cyclical — 6.2%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$8,545	$9,004,294
4.25%, 11/1/29(1)	3,000	3,247,500
5.25%, 8/1/26(1)	3,784	3,952,066
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Becton Dickinson and Co., 2.894%, 6/6/22	$2,628	$ 2,686,163
Block Financial, LLC:
2.50%, 7/15/28	7,000	7,039,530
3.875%, 8/15/30	3,743	4,050,086
Centene Corp.:
2.50%, 3/1/31	5,111	5,047,113
4.25%, 12/15/27	15,382	16,228,010
5.375%, 6/1/26(1)	2,000	2,092,500
Coca-Cola Europacific Partners PLC:
0.50%, 5/5/23(1)	13,833	13,811,332
0.80%, 5/3/24(1)	10,000	9,974,106
1.50%, 1/15/27(1)	3,742	3,725,745
CVS Health Corp., 1.30%, 8/21/27	12,499	12,268,401
CVS Pass-Through Trust, 6.036%, 12/10/28	1,127	1,320,639
Hikma Finance USA, LLC, 3.25%, 7/9/25(8)	7,304	7,633,893
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	6,166	6,173,392
Kraft Heinz Foods Co., 3.875%, 5/15/27	11,500	12,644,341
Merck & Co., Inc., 0.75%, 2/24/26(7)	3,300	3,283,035
Royalty Pharma PLC, 1.20%, 9/2/25(1)	7,850	7,785,402
		$131,967,548
Energy — 0.9%
NuStar Logistics, L.P.:
4.75%, 2/1/22	$3,500	$3,545,448
5.75%, 10/1/25	4,828	5,265,031
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	10,500	10,790,272
		$19,600,751
Financial — 29.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/26	$3,000	$2,966,337
3.95%, 2/1/22	5,640	5,735,727
4.125%, 7/3/23	6,055	6,427,374
4.50%, 9/15/23	5,591	5,997,231
4.625%, 10/15/27(7)	3,019	3,383,881
6.50%, 7/15/25	2,768	3,248,653
Affiliated Managers Group, Inc., 3.30%, 6/15/30	2,443	2,640,669
Aflac, Inc., 1.125%, 3/15/26	7,000	7,019,317
Air Lease Corp., 2.875%, 1/15/26	6,823	7,174,365
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	7,174	7,385,633
American Assets Trust, L.P., 3.375%, 2/1/31	4,301	4,436,745
Ameriprise Financial, Inc., 3.00%, 4/2/25	4,382	4,701,024
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)	6,350	6,614,160
Banco Santander S.A., 2.746%, 5/28/25	5,000	5,271,310

Calvert
Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Bank of America Corp.:
0.78%, (SOFR + 0.73%), 10/24/24(2)	$6,200	$ 6,250,964
0.981% to 9/25/24, 9/25/25(9)	3,787	3,786,024
1.197% to 10/24/25, 10/24/26(9)	6,362	6,308,288
1.319% to 6/19/25, 6/19/26(9)	24,600	24,664,195
1.658% to 3/11/26, 3/11/27(9)	7,000	7,058,986
1.734% to 7/22/26, 7/22/27(9)	9,945	10,026,882
2.456% to 10/22/24, 10/22/25(9)	16,478	17,248,308
Bank of Nova Scotia (The):
0.70%, 4/15/24	10,000	10,014,525
2.375%, 1/18/23	12,241	12,624,594
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	6,660	6,743,916
BNP Paribas S.A.:
1.904% to 9/30/27, 9/30/28(1)(9)	8,425	8,376,807
4.375%, 9/28/25(1)	3,000	3,320,979
Capital One Financial Corp.:
0.906%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	22,500	22,702,124
3.75%, 7/28/26	10,522	11,619,372
Charles Schwab Corp. (The), 0.75%, 3/18/24	7,000	7,041,909
CI Financial Corp., 3.20%, 12/17/30	4,345	4,463,910
Citigroup, Inc.:
0.72%, (SOFR + 0.67%), 5/1/25(2)	10,382	10,439,637
0.776% to 10/30/23, 10/30/24(9)	17,150	17,198,471
1.678% to 5/15/23, 5/15/24(9)	13,582	13,872,331
4.00% to 12/10/25(9)(10)	5,060	5,243,425
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(9)	8,400	8,274,485
Danske Bank A/S:
1.171% to 12/8/22, 12/8/23(1)(9)	8,500	8,545,173
1.226%, 6/22/24(1)	5,573	5,633,410
1.621% to 9/11/25, 9/11/26(1)(9)	4,647	4,656,010
Discover Bank, 4.682% to 8/9/23, 8/9/28(9)	9,250	9,832,426
Discover Financial Services, 3.85%, 11/21/22	11,324	11,870,628
DNB Bank ASA, 1.535% to 5/25/26, 5/25/27(1)(7)(9)	10,000	10,022,143
Goldman Sachs Group, Inc. (The):
0.63%, (SOFR + 0.58%), 3/8/24(2)	14,197	14,240,246
2.905% to 7/24/22, 7/24/23(9)	5,484	5,622,270
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	5,114	5,158,748
6.00%, 4/15/25(1)	5,066	5,355,041
ING Groep NV, 1.726% to 4/1/26, 4/1/27(9)	5,000	5,045,650
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,394	4,454,418
5.00%, 7/15/28(1)	2,960	3,081,804
JPMorgan Chase & Co.:
0.63%, (SOFR + 0.58%), 3/16/24(2)	14,082	14,178,165
Security	Principal Amount (000's omitted)	Value
Financial (continued)
JPMorgan Chase & Co.: (continued)
1.04% to 2/4/26, 2/4/27(9)	$25,000	$ 24,602,559
1.578% to 4/22/26, 4/22/27(9)	9,000	9,050,825
2.956% to 5/13/30, 5/13/31(9)	8,939	9,400,193
Lloyds Banking Group PLC:
0.695% to 5/11/23, 5/11/24(9)	8,000	8,024,094
1.326% to 6/15/22, 6/15/23(9)	4,620	4,657,591
2.438% to 2/5/25, 2/5/26(9)	4,905	5,117,531
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(9)	3,327	3,312,828
3.624%, 6/3/30(1)	3,984	4,218,611
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(9)	8,148	8,121,595
Nationwide Building Society, 0.55%, 1/22/24(1)	6,809	6,784,567
Newmark Group, Inc., 6.125%, 11/15/23	7,263	8,003,375
OneMain Finance Corp., 3.50%, 1/15/27	3,724	3,756,585
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	12,479	13,098,206
Public Storage, 0.52%, (SOFR + 0.47%), 4/23/24(2)	6,886	6,901,046
Radian Group, Inc.:
4.875%, 3/15/27	4,214	4,595,283
6.625%, 3/15/25	5,610	6,338,571
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(9)	5,400	5,411,741
Societe Generale S.A., 1.488% to 12/14/25, 12/14/26(1)(9)	13,600	13,486,151
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(9)	1,970	1,979,827
1.319% to 10/14/22, 10/14/23(1)(9)	7,275	7,346,731
1.456% to 1/14/26, 1/14/27(1)(9)	3,503	3,475,122
State Street Corp., 2.901% to 3/30/25, 3/30/26(9)	3,000	3,206,157
Synchrony Financial:
4.25%, 8/15/24	3,198	3,496,276
4.50%, 7/23/25	4,781	5,351,052
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(9)	16,130	16,257,665
4.00% to 10/29/25, 10/29/30(9)	2,946	3,130,125
Synovus Financial Corp., 3.125%, 11/1/22	5,545	5,703,632
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	2,939	3,060,822
Truist Financial Corp.:
1.125%, 8/3/27(7)	8,238	8,047,692
1.267% to 3/2/26, 3/2/27(9)	7,843	7,838,201
UBS AG, 1.25%, 6/1/26(1)	5,143	5,131,792
UBS Group AG, 4.375% to 2/10/31(1)(9)(10)	1,137	1,164,515
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(9)	8,524	8,646,701
		$626,696,352

Calvert
Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government - Multinational — 3.1%
European Investment Bank:
2.125%, 4/13/26(7)	$15,000	$ 15,908,892
2.375%, 5/24/27	19,314	20,740,118
International Bank for Reconstruction & Development:
0.18%, (SOFR + 0.13%), 1/13/23(2)	8,579	8,583,032
0.875%, 7/15/26	20,000	19,966,540
		$ 65,198,582
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$10,395	$10,354,815
		$10,354,815
Industrial — 3.8%
Flowserve Corp.:
3.50%, 10/1/30	$2,073	$2,189,096
4.00%, 11/15/23	3,003	3,209,165
Hexcel Corp.:
4.20%, 2/15/27	4,510	4,857,712
4.95%, 8/15/25	5,094	5,615,659
Jabil, Inc.:
1.70%, 4/15/26	8,980	9,053,190
3.00%, 1/15/31	8,870	9,138,249
4.70%, 9/15/22	7,583	7,958,236
nVent Finance S.a.r.l.:
3.95%, 4/15/23	7,836	8,195,527
4.55%, 4/15/28	2,000	2,199,928
Otis Worldwide Corp., 0.644%, (3 mo. USD LIBOR + 0.45%), 4/5/23(2)	3,500	3,500,298
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	3,160	3,162,380
3.00%, 7/15/22(1)	2,625	2,685,748
3.55%, 4/15/24(1)	3,800	4,039,116
Teledyne Technologics, Inc., 0.95%, 4/1/24	14,000	14,024,206
Trimble, Inc., 4.75%, 12/1/24	1,179	1,311,346
		$81,139,856
Technology — 2.3%
Apple, Inc., 0.55%, 8/20/25	$8,300	$8,216,377
DXC Technology Co., 4.125%, 4/15/25	9,000	9,896,986
Hewlett Packard Enterprise Co., 0.914%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	10,342	10,344,473
Seagate HDD Cayman:
3.375%, 7/15/31(1)	5,000	4,838,325
4.091%, 6/1/29(1)	710	727,885
4.875%, 3/1/24	5,500	5,943,052
Security	Principal Amount (000's omitted)	Value
Technology (continued)
Western Digital Corp., 4.75%, 2/15/26	$8,878	$ 9,876,775
		$ 49,843,873
Utilities — 3.6%
AES Corp. (The):
1.375%, 1/15/26(1)	$7,000	$ 6,934,660
2.45%, 1/15/31(1)	4,889	4,845,225
American Water Capital Corp., 2.30%, 6/1/31	5,000	5,087,400
Avangrid, Inc., 3.15%, 12/1/24	7,692	8,232,665
Clearway Energy Operating, LLC, 5.00%, 9/15/26	4,000	4,122,920
Consolidated Edison, Inc., 0.65%, 12/1/23	7,150	7,151,477
Enel Finance International NV, 2.65%, 9/10/24(1)	10,529	11,074,829
Florida Power & Light Co.:
0.30%, (SOFR + 0.25%), 5/10/23(2)	8,167	8,166,436
0.564%, (3 mo. USD LIBOR + 0.38%), 7/28/23(2)	5,000	5,000,383
NextEra Energy Capital Holdings, Inc., 0.59%, (SOFR + 0.54%), 3/1/23(2)	5,986	6,019,747
NextEra Energy Operating Partners, L.P.:
4.25%, 7/15/24(1)	2,281	2,409,546
4.25%, 9/15/24(1)	779	822,819
4.50%, 9/15/27(1)	3,068	3,326,172
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	3,163	3,282,245
		$76,476,524
Total Corporate Bonds (identified cost $1,250,700,398)		$1,270,907,118

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$4,000	$ 3,920,080
Total High Social Impact Investments (identified cost $4,000,000)		$ 3,920,080

Preferred Stocks — 0.4%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp., Series C, 7.00% to 10/15/22(9)	150,000	$ 4,053,000
		$ 4,053,000

Calvert
Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	186,400	$ 4,881,816
		$ 4,881,816
Total Preferred Stocks (identified cost $8,455,603)		$ 8,934,816

Senior Floating-Rate Loans — 4.3%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive — 0.3%
Clarios Global, L.P., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$5,468	$ 5,429,474
		$ 5,429,474
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$3,462	$ 3,437,572
		$ 3,437,572
Cable and Satellite Television — 0.6%
CSC Holdings, LLC, Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$5,000	$ 4,946,875
UPC Financing Partnership, Term Loan, 3.073%, (1 mo. USD LIBOR + 3.00%), 1/31/29	3,475	3,458,348
Virgin Media Bristol, LLC, Term Loan, 1/31/29(14)	5,000	4,998,045
		$13,403,268
Drugs — 0.2%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$5,167	$5,166,730
		$5,166,730
Electronics/Electrical — 1.3%
Banff Merger Sub, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$5,776	$5,749,151
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	3,536	3,548,048
Informatica, LLC, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/25/27	3,483	3,466,648
MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	269	266,828
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,819	1,801,960
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	435	430,628
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	573	566,793
Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	$5,714	$ 5,723,859
VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	5,777	5,755,799
		$ 27,309,714
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,778	$ 1,775,660
		$ 1,775,660
Health Care — 0.7%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$4,368	$ 4,367,785
ICON Luxembourg S.a.r.l.:
Term Loan, 7/3/28(14)	4,003	4,015,228
Term Loan, 7/3/28(14)	997	1,000,397
Ortho-Clinical Diagnostics S.A., Term Loan, 3.089%, (1 mo. USD LIBOR + 3.00%), 6/30/25	5,800	5,801,555
		$15,184,965
Insurance — 0.3%
Asurion, LLC:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$3,704	$3,688,767
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,751	1,733,278
USI, Inc., Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24	1,553	1,540,698
		$6,962,743
Leisure Goods/Activities/Movies — 0.0%(15)
Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$741	$733,491
		$733,491
Telecommunications — 0.6%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$6,695	$6,616,634
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	776	765,671
Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28	4,872	4,830,724
		$12,213,029
Total Senior Floating-Rate Loans (identified cost $91,815,789)		$91,616,646

Calvert
Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$5,000	$ 5,113,895
Total Sovereign Government Bonds (identified cost $5,113,662)		$ 5,113,895

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
1.97%, 6/1/23	$2,000	$ 2,059,900
2.02%, 6/1/24	2,500	2,598,725
2.211%, 6/1/25	4,450	4,674,725
		$ 9,333,350
Water and Sewer — 0.5%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$2,350	$ 2,404,402
San Diego County Water Authority, CA, Green Bonds, Series A, 0.743%, 5/1/25	1,500	1,494,690
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
1.864%, 11/1/21	3,740	3,759,822
1.949%, 11/1/22	675	689,432
1.982%, 11/1/23	700	723,184
2.082%, 11/1/24	500	521,340
		$9,592,870
Total Taxable Municipal Obligations (identified cost $18,415,000)		$18,926,220

U.S. Treasury Obligations — 2.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.125%, 9/30/22	$10,249	$ 10,248,800
0.25%, 5/15/24	8,279	8,234,371
0.25%, 6/15/24	34,657	34,447,163
0.375%, 1/31/26	3,262	3,197,142
Total U.S. Treasury Obligations (identified cost $56,144,255)		$ 56,127,476

Short-Term Investments — 2.5%
Affiliated Fund — 2.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(16)	42,530,963	$ 42,530,963
Total Affiliated Fund (identified cost $42,530,963)		$ 42,530,963
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(17)	9,721,535	$ 9,721,535
Total Securities Lending Collateral (identified cost $9,721,535)		$ 9,721,535
Total Short-Term Investments (identified cost $52,252,498)		$ 52,252,498
Total Investments — 100.4% (identified cost $2,115,778,251)		$2,135,897,998
Other Assets, Less Liabilities — (0.4)%		$ (8,757,153)
Net Assets — 100.0%		$2,127,140,845

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $913,255,076 or 42.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.
(5)	When-issued, variable rate security whose interest rate will be determined after June 30, 2021.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(7)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $10,484,330 and the total market value of the collateral received by the Fund was $10,737,083, comprised of cash of $9,721,535 and U.S. government and/or agencies securities of $1,015,548.

Calvert
Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of these securities is $7,633,893 or 0.4% of the Fund's net assets.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $3,920,080, which represents 0.2% of the net assets of the Fund as of June 30, 2021.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after June 30, 2021, at which time the interest rate will be determined.
(15)	Amount is less than 0.05%.
(16)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(17)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	399	Long	9/30/21	$87,907,805	$(89,611)
U.S. 5-Year Treasury Note	(334)	Short	9/30/21	(41,225,516)	7,167
U.S. 10-Year Treasury Note	(500)	Short	9/21/21	(66,250,000)	(333,941)
U.S. Ultra 10-Year Treasury Note	(1,025)	Short	9/21/21	(150,883,203)	(2,644,444)
					$(3,060,829)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$4,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar

Calvert
Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund enters into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $71,325,050, which represents 3.4% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)	$ —	$ 1,000,781	$ —	$ —	$ (22)	$ 1,000,759	$ 2,395	$ 1,000,000
Series 2017-CLS, Class B, 0.923%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)	—	—	—	—	(1,121)	3,602,878	11,602	3,600,000
Series 2017-CLS, Class C, 1.073%, (1 mo. USD LIBOR + 1.00%), 11/15/34(1)	—	200,188	—	—	(1,749)	5,759,593	21,195	5,755,000
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)	—	—	—	—	83,410	14,510,777	75,945	14,831,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	—	4,000,000	—	—	(79,920)	3,920,080	32,667	4,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	18,183,677	841,225,659	(816,870,894)	(7,506)	27	42,530,963	50,037	42,530,963
Totals				$(7,506)	$625	$71,325,050	$193,841

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
(2)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$417,782,635	$ —	$417,782,635
Collateralized Mortgage Obligations	—	105,850,595	—	105,850,595
Commercial Mortgage-Backed Securities	—	104,466,019	—	104,466,019
Corporate Bonds	—	1,270,907,118	—	1,270,907,118
High Social Impact Investments	—	3,920,080	—	3,920,080
Preferred Stocks	8,934,816	—	—	8,934,816
Senior Floating-Rate Loans	—	91,616,646	—	91,616,646
Sovereign Government Bonds	—	5,113,895	—	5,113,895

Calvert
Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Taxable Municipal Obligations	$ —	$18,926,220	$ —	$18,926,220
U.S. Treasury Obligations	—	56,127,476	—	56,127,476
Short-Term Investments:
Affiliated Fund	—	42,530,963	—	42,530,963
Securities Lending Collateral	9,721,535	—	—	9,721,535
Total Investments	$18,656,351	$2,117,241,647	$ —	$2,135,897,998
Futures Contracts	$7,167	$ —	$ —	$7,167
Total	$18,663,518	$2,117,241,647	$ —	$2,135,905,165
Liability Description
Futures Contracts	$(3,067,996)	$ —	$ —	$(3,067,996)
Total	$(3,067,996)	$ —	$ —	$(3,067,996)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.